RELATED PARTY TRANSACTIONS (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	$ 1,522,777		$ 1,537,198		$ 1,429,615
Post-Employment Superannuation Contribution	44,389		87,465		95,117
Long Term Benefits Long-service Leave	(1,061)		28,600		13,817
Equity Options	608,179		16,307		0
Total	2,174,284		1,669,570		1,538,549
Directors
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	740,225		1,018,283		984,606
Short Term Benefits Bonus	0		0		0
Post-Employment Superannuation Contribution	20,049		55,578		64,990
Long Term Benefits Long-service Leave	0		8,146		7,766
Equity Options	470,000		0		0
Total	1,238,037		1,082,007		1,057,362
Directors | Geoffrey Kempler
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	381,340	[1],[2]	419,313	[1]	436,132	[3]
Short Term Benefits Bonus	0	[1],[2]	0	[1]	0	[3]
Post-Employment Superannuation Contribution	20,049	[1],[2]	26,411	[1]	29,990	[3]
Long Term Benefits Long-service Leave	7,763	[1],[2]	8,146	[1]	7,766	[3]
Equity Options	235,000	[1],[2]	0	[1]	0	[3]
Total	644,152	[1],[2]	453,870	[1]	473,888	[3]
Directors | Lawrence Gozlan
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	60,000	[2]	140,000	[4]	60,000
Short Term Benefits Bonus	0	[2]	0	[4]	0
Post-Employment Superannuation Contribution	0	[2]	0	[4]	0
Long Term Benefits Long-service Leave	0	[2]	0	[4]	0
Equity Options	58,750	[2]	0	[4]	0
Total	118,750	[2]	140,000	[4]	60,000
Directors | Brian Meltzer
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	82,500	[2]	55,833		50,000
Short Term Benefits Bonus	0	[2]	0		0
Post-Employment Superannuation Contribution	0	[2]	29,167		35,000
Long Term Benefits Long-service Leave	0	[2]	0		0
Equity Options	58,750	[2]	0		0
Total	141,250	[2]	85,000		85,000
Directors | George Mihaly
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	77,500	[2]	75,000		75,000
Short Term Benefits Bonus	0	[2]	0		0
Post-Employment Superannuation Contribution	0	[2]	0		0
Long Term Benefits Long-service Leave	0	[2]	0		0
Equity Options	58,750	[2]	0		0
Total	136,250	[2]	75,000		75,000
Directors | Peter Marks
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	60,000	[2]	60,000		60,000
Short Term Benefits Bonus	0	[2]	0		0
Post-Employment Superannuation Contribution	0	[2]	0		0
Long Term Benefits Long-service Leave	0	[2]	0		0
Equity Options	58,750	[2]	0		0
Total	118,750	[2]	60,000		60,000
Directors | Ira Shoulson
Disclosure of transactions between related parties [line items]
Short Term Benefits Base Fee	78,885	[5]	268,137	[4]	303,474	[6]
Short Term Benefits Bonus	0	[5]	0	[4]	0	[6]
Post-Employment Superannuation Contribution	0	[5]	0	[4]	0	[6]
Long Term Benefits Long-service Leave	0	[5]	0	[4]	0	[6]
Equity Options	0	[5]	0	[4]	0	[6]
Total	$ 78,885	[5]	$ 268,137	[4]	$ 303,474	[6]

[1]	Base Fee includes movements in the annual leave provision relating to Mr. Geoffrey Kempler.
[2]	The Directors received unlisted options during the year. The option prices were calculated using the Black-Scholes Model applying the inputs as disclosed in note 15.
[3]	Base Fee includes movements in annual leave provision for Mr. Kempler accrued in accordance with his employment contract.
[4]	Includes consulting fees paid to an associated entity of Mr. Lawrence Gozlan, and Dr. Ira Shoulson in the amount of $80,000 and $223,201, respectively
[5]	Includes consulting fees paid to Dr. Ira Shoulson in the amount of A$12,021.
[6]	Includes consulting fees paid to Dr. Ira Shoulson in the amount of $258,474.